RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

Note 11—RELATED-PARTY TRANSACTIONS

        Lpath subleases a portion of its facility to Western States Investment Corporation ("WSIC"), owned by two individuals who are among Lpath's largest stockholders. The terms of the sublease, in general, are the same as the terms of the company's direct lease. In addition, certain Lpath employees provide investment oversight, accounting, and other administrative services to WSIC. Certain WSIC employees also provide services to Lpath. Lpath and WSIC reimburse each other for costs incurred on behalf of the other entity. Lpath's rent expense totaled $180,000 and $173,000 for the years ended December 31, 2010 and 2009, respectively. Lpath's sublease income amounted to $18,000 and $17,000 for the years ended December 31, 2010 and 2009, respectively.

        During 2010, Lpath invoiced WSIC $92,160 for investment oversight expenses and $18,567 for lease and facility related expenses. During 2009, Lpath invoiced WSIC $115,200 for investment oversight expenses, and $18,478 for lease and facility related expenses. During 2010 and 2009, WSIC billed Lpath $41,877 and $33,262, respectively, for administrative expenses.

        As of December 31, 2010, WSIC owed Lpath $27,486 for facility expenses and investment oversight services and Lpath owed WSIC $22,278 for services provided to Lpath. As of December 31, 2009, there were no amounts due to or from WSIC.